Fees Summary	Jan. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,607,000
Previously Paid Amount	0.00
Total Fee Amount	498.13
Total Offset Amount	0.00
Net Fee	498.13
Narrative - Max Aggregate Offering Price	$ 3,607,000
Final Prospectus	true